Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Issued debt instruments
Equity-linked	$ 55,911	$ 44,929	$ 46,269
Rates-linked	25,811	16,059	16,880
Credit-linked	6,510	3,796	4,506
Fixed-rate	15,271	13,952	14,295
Commodity-linked	3,507	3,514	3,704
Other	1,396	700	687
Total debt issued designated at fair value	108,405	82,951	86,341
of which: issued by UBS AG with original maturity greater than one year	93,943	$ 70,648	$ 73,544
of which: issued by Credit Suisse International with original maturity greater than one year	$ 721
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year	99.00%	100.00%